Financial liabilities - Disclosure of composition of debt instruments excluding promissory notes (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	€ 204,623	€ 194,362	€ 194,860	€ 191,577
Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	25,833	25,938	€ 23,383	€ 21,686
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	260,646	246,163
Debt instruments | Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	204,623	194,362
Debt instruments | Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	25,833	25,938
Debt instruments | Promissory notes and other securities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 30,190	€ 25,863